Accrued Liabilities (Details) - Schedule of Accrued Liabilities - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Accrued Liabilities [Abstract]
Accrued incentive compensation	$ 819	$ 2,016	$ 1,451
Accrued cash-based expense of BHES JDA	3,438	3,669
Accrued legal service provider fees	241	160	713
Accrued capital expenditures	1,721	3,605
Other accrued liabilities	992	1,465	228
Total accrued liabilities	$ 7,211	$ 10,915	$ 2,392